General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expense [Abstract]
General and Administrative Expenses

NOTE 12 - GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended December 31,
	2017	2016

Payroll and related expenses	$1,213	$45
Share-based compensation	253	676
Professional services	1,217	528
Common shares issued for services	-	7,258
Travel	284	180
Marketing expenses	26	-
Office and maintenance expenses	121	-
Depreciation	9	-
Public and Investor Relations	515	-
Insurance	226	-
Governmental Fees	251
Other	52	47
	$4,167	$8,734